Financial Assets at Fair Value Through Other Comprehensive Income-Securities - Summary of Fair Value and Corresponding Gross Carrying Amount of Financial Assets at Fair Value Through Other Comprehensive Income-Securities Assets (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	R$ 48,663	R$ 51,208
Fair value adjustments (in stockholders' equity)	745	1,025
Expected loss	(85)	(84)
Fair value	49,323	52,149	R$ 40,039
Brazilian government securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	27,064	31,933
Fair value adjustments (in stockholders' equity)	775	993
Fair value	27,839	32,926
Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	18,844	16,583
Fair value adjustments (in stockholders' equity)	(70)	(41)
Expected loss	(2)
Fair value	18,772	16,542
Corporate securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	2,719	2,656
Fair value adjustments (in stockholders' equity)	40	73
Expected loss	(47)	(48)
Fair value	2,712	2,681
Germany [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	22
Fair value	22
Colombia [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	5,491	2,928
Fair value adjustments (in stockholders' equity)	14	92
Fair value	5,505	3,020
Chile [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	7,647	9,554
Fair value adjustments (in stockholders' equity)	7	(4)
Expected loss	(1)
Fair value	7,653	9,550
United States [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	2,634	1,568
Fair value adjustments (in stockholders' equity)	(16)	(18)
Fair value	2,618	1,550
France [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	891
Fair value	891
Paraguay [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	1,601	1,915
Fair value adjustments (in stockholders' equity)	(71)	(115)
Expected loss	(1)
Fair value	1,529	1,800
Uruguay [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	557	618
Fair value adjustments (in stockholders' equity)	(4)	4
Fair value	553	622
Other foreign countries [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	1
Fair value	1
Other [member] | Brazilian government securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	36	36
Expected loss	(36)	(36)
Other [member] | Corporate securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	3	3
Expected loss	(3)	(3)
Shares [member] | Corporate securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	77	73
Fair value adjustments (in stockholders' equity)	84	75
Fair value	161	148
Bank deposit certificates [member] | Corporate securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	1,053	685
Fair value	1,053	685
Debentures [member] | Corporate securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	44	44
Expected loss	(42)	(43)
Fair value	2	1
Eurobonds and others [member] | Corporate securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	1,542	1,851
Fair value adjustments (in stockholders' equity)	(44)	(2)
Expected loss	(2)	(2)
Fair value	R$ 1,496	R$ 1,847